(LOGO)
                                 AQUINAS FUNDS

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 1997



AQUINAS FUNDS

DEAR                                           AUGUST 1997
SHAREHOLDER:

You have received excellent financial returns and excellent results with our "Catholic value" investor activities during the first half of 1997. As you are aware, the year began with a general market move upward and then a quick downfall at the end of March. Our long term investing style remained consistent and we continued to buy securities during the down period, which resulted in all funds being fully invested when the markets resumed their positive course. You benefited from our approach to long term investing and we are proud of the results. OUR POINT IS THIS - YOU CAN HAVE GOOD FINANCIAL PERFORMANCE AND BE A SOCIALLY RESPONSIBLE FUND AT THE SAME TIME.

Impressive results in the equity markets provided wonderful returns in the first half of 1997 and over the last three years. The financial results reflect the fact that over time our style will provide total returns consistent with risk. Short-term volatility cannot be avoided. For this reason, we recommend our funds for the long-term investor and not for investors that seek to time the market or who cannot bear the risk that redemption might be required during a down market. We are very pleased to report the following total returns:

                               SIX     ONE    THREE YEAR       AVERAGE ANNUAL
 TOTAL RETURNS AS OF 6/30/97  MONTHS  YEAR  AVERAGE ANNUAL  SINCE INCEPTION<F1>
 ---------------------------  ------  ----  --------------  ------------------
 Aquinas Equity Income        13.3%   22.6%      23.6%            16.3%

 Aquinas Equity Growth        13.6%   26.0%      23.4%            18.4%

 Aquinas Balanced              8.0%   16.3%      16.2%            12.0%

 Aquinas Fixed Income          2.8%    7.6%       7.2%             5.1%

<F1> Inception date: January 3, 1994. Returns shown include the reinvestment of dividends. Performance reflects fee waivers in effect. Absent fee waivers, total returns would be reduced. Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

If you are on the finance committee of a Catholic organization, you may not be aware of the Catholic investing guidelines, which were approved by the National Conference of Catholic Bishops a decade ago. Please call us for more information if you would like to consider them for your organization. Diocese and religious orders, Catholic organizations, schools and others have learned that you do not have to give up financial returns in order to invest in a socially responsible and Catholic value manner. We are proud that our ever-expanding client base has the confidence and fortitude to participate in a new level of value leadership. We have many investors of other denominations that appreciate the family values we encourage in the corporations in our portfolios. Ask a CEO in private about his or her value system and you will learn that it's not that much different from yours or mine. But sometimes those values stop when the CEO enters the boardroom door. It also may be true of corporate directors. Our style is to remind management of those basic values and promote applying values to the workplace. Results are happening.

For those interested in the Internet World Wide Web, we are starting a Web page at www.aquinasfunds.com which we will be adding to over the next few months. Please refer to it for details about the Funds and the Catholic value activities in which we are involved.

Sometimes shareholders ask how we have been able to achieve such good financial results in our activities. The answer is simple. Aquinas Investment Advisers, Inc., our investment adviser and a subsidiary of THE CATHOLIC FOUNDATION, has hired portfolio management companies which meet a rigorous criteria for performance and are willing to remain consistent in their investment style. We monitor them closely, and a major outside consulting company is used to compare our results with similar style managers. Our board of directors is first class and has many years of investment experience. This experience is fully utilized in the board decision process. All of these factors, combined with our long term investment philosophy, have proven to be successful for our shareholders.

The following are comments on just some of the Catholic value issues in which we are concerned:

ABORTION - The international rights to produce the RU-486 abortion pill have been released by Hoescht, the German drug giant, as a result of a consumer boycott in which we participated. We have postcards available for any shareholder that desires to notify the Hoescht U.S. subsidiary, Marion Merrill Dow, that they are aware of their involvement with RU-486. The drug companies in our portfolios will not be involved in the production or distribution of RU-486.

VIOLENCE IN THE MEDIA - More success here! Congress has passed the Violence (V)- chip law to develop a TV rating system. NBC-TV (owned by GE) has the lowest level of violence on TV, and has the highest ratings! The new television rating system is giving parents an automated method to control the viewing habits of their children. It also provides some networks with the opportunity to offer more adult programming than in the past. Ultimately, it is the parents who are responsible for their children; but, as a society, we can help them through corporate governance of the airwaves. Those that state that a parent can turn off the TV if they do not want their children to watch certain programs are either intellectually dishonest or naive as a parent. In addition, we have asked some of our companies to declare what their advertising policies are with regard to ratings of a very mature nature (TV-14, TV-M). THE ANNUAL UCLA STUDY ON VIOLENCE REVEALS THAT VIOLENCE ON TV IS AT ITS LOWEST LEVEL IN YEARS! WE WILL GIVE THE RATINGS SYSTEM TIME TO ALLOW PARENTS TO UTILIZE IT IN THEIR BEST INTEREST WHILE THE SYSTEM IS BEING ADJUSTED TO BE MORE INFORMATIVE.

GENDER DISCRIMINATION - We were involved with a major food service company which appeared to discriminate against women, AND WE ARE PLEASED THAT THEY HAVE RECENTLY PROMOTED FIVE WOMEN TO SENIOR MANAGEMENT POSITIONS. We have communicated with a number of companies on this topic.

RACE DISCRIMINATION - Texaco is a terrible story about racism at high levels in a major company. As a shareholder, we are intent on holding Texaco's feet to the fire on this issue. The head of Texaco, Peter Bijur, has appeared at a meeting of the Interfaith Center for Corporate Responsibility (ICCR), of which we are a member, to explain their response to the revelations of November. Texaco has made diversity worth 20% of an employee's performance appraisal according to a senior Texaco representative!

As you can see, your money is working overtime for you. You are receiving good total returns and you can see that results are being obtained in the socially responsible areas! We thank our shareholders for their continued confidence in The Aquinas Funds.

Sincerely,

/s/ Frank Rauscher
Frank Rauscher
President and Treasurer



STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

                         FIXED INCOME  EQUITY INCOME  EQUITY GROWTH  BALANCED
                             FUND           FUND           FUND        FUND
                             ----           ----           ----        ----
ASSETS:
  Investments at value
     (cost $38,632,781,
     $47,209,533,
     $22,830,335
     and $23,243,193,
     respectively)        $38,985,258   $61,716,403    $29,183,530  $27,144,127
  Cash                             --            --             --       49,288
  Interest and dividends
     receivable               583,116       172,511         13,919      180,723
  Receivable for
     securities sold           15,224     1,076,221         62,640      249,801
  Prepaid expenses             10,965        10,999         11,288        6,946
  Organizational
     expenses, net of
     accumulated
     amortization               4,405         4,405          4,405        4,405
                          -----------   -----------    -----------  -----------

     Total Assets          39,598,968    62,980,539     29,275,782   27,635,290
                          -----------   -----------    -----------  -----------
LIABILITIES:
  Payable for
     securities purchased                 1,278,808        278,931      244,624
  Dividend payable            186,904       257,810             --      178,695
  Accrued expenses             20,115        27,974         14,404       15,733
  Accrued investment
     advisory fee              18,006        51,124         23,541       22,352
                          -----------   -----------    -----------  -----------

     Total Liabilities        225,025     1,615,716        316,876      461,404
                          -----------   -----------    -----------  -----------

NET ASSETS                $39,373,943   $61,364,823    $28,958,906  $27,173,886
                          ===========   ===========    ===========  ===========

NET ASSETS CONSIST OF:
  Capital stock           $       398   $       411    $       190  $       221
  Paid-in capital in
     excess of par         39,501,299    43,079,697     21,466,570   21,356,047
  Undistributed net
     investment income             --            --            309           --
  Undistributed net
     realized gain (loss)
     on investments         (480,231)     3,777,845      1,138,642    1,916,684
  Net unrealized
     appreciation
     on investments           352,477    14,506,870      6,353,195    3,900,934
                          -----------   -----------    -----------  -----------

     NET ASSETS           $39,373,943   $61,364,823    $28,958,906  $27,173,886
                          ===========   ===========    ===========  ===========

CAPITAL STOCK,
$.0001 PAR VALUE:
  Authorized              125,000,000   125,000,000    125,000,000  125,000,000
  Issued and outstanding    3,982,622     4,109,178      1,899,846    2,209,389

NET ASSET VALUE,
REDEMPTION PRICE AND
OFFERING PRICE PER SHARE        $9.89        $14.93         $15.24       $12.30
                                =====        ======         ======       ======


See notes to financial statements.




STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                         FIXED INCOME  EQUITY INCOME  EQUITY GROWTH  BALANCED
                             FUND           FUND           FUND        FUND
                             ----           ----           ----        ----
INVESTMENT INCOME:
  Interest                 $1,268,032     $  44,384     $   29,305   $  393,283
  Dividends                        --       854,898         78,907      164,580
                           ----------    ----------     ----------   ----------
                            1,268,032       899,282        108,212     557,863
                           ----------    ----------     ----------   ----------
EXPENSES:
  Investment advisory
     fees                     113,220       285,675        123,143      142,345
  Administration and
     fund accounting fees      33,428        50,532         21,757       25,230
  Shareholder servicing
     fees                      16,079        17,783         14,539       14,918
  Federal and state
     registration fees         10,595         8,495          9,172        6,071
  Pricing fees                  5,191         1,724          2,466        7,724
  Other                         4,749         9,125          2,628        3,551
  Audit fees                    4,171         6,552          2,829        3,265
  Legal fees                    3,118         4,642          1,975        2,439
  Custody fees                  2,966         3,064          4,702        5,964
  Reports to shareholders       2,245         3,349          1,418        1,760
  Amortization of
     organization expenses      1,452         1,452          1,452        1,452
  Insurance                       274           403            168          219
                           ----------    ----------     ----------   ----------

  Total expenses before
     waiver                   197,488       392,796        186,249      214,938
  Waiver of fees              (8,773)            --        (1,548)      (7,117)
                           ----------    ----------     ----------   ----------

     Net Expenses             188,715       392,796        184,701      207,821
                           ----------    ----------     ----------   ----------

NET INVESTMENT INCOME
     (LOSS)                 1,079,317       506,486       (76,489)      350,042
                           ----------    ----------     ----------   ----------

REALIZED AND UNREALIZED
(LOSS) GAIN:
  Net realized (loss)
     gain on investments     (29,167)     3,837,556      1,228,440    1,925,801
  Change in unrealized
     appreciation/
     depreciation on
     investments             (24,755)     3,085,544      2,159,807    (143,950)
                           ----------    ----------     ----------   ----------

     Net (Loss) Gain on
       Investments           (53,922)     6,923,100      3,388,247    1,781,851
                           ----------    ----------     ----------   ----------

NET INCREASE IN NET ASSETS
  RESULTING FROM
     OPERATIONS            $1,025,395    $7,429,586     $3,311,758   $2,131,893
                           ==========    ==========     ==========   ==========

See notes to financial statements.



STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                 FIXED INCOME                EQUITY INCOME
                                     FUND                        FUND
                                     ----                        ----
                          Six Months        Year        Six Months     Year
                             ended         ended          ended        ended
                           June 30,       Dec. 31,       June 30,    Dec. 31,
                             1997           1996           1997        1996
                            ------         ------         ------      ------

OPERATIONS:
  Net investment
     income (loss)        $ 1,079,317   $ 1,942,653    $   506,486 $   855,841
  Net realized gain
     (loss) on investments   (29,167)        41,413      3,837,556   2,920,709
  Change in unrealized
     appreciation/
     depreciation on
     investments             (24,755)     (940,079)      3,085,544   5,216,409
                           ----------    ----------     ----------  ----------
     Net Increase in Net
       Assets Resulting
       from Operations      1,025,395     1,043,987      7,429,586   8,992,959
                           ----------    ----------     ----------  ----------

DISTRIBUTIONS OF:
  Net investment income   (1,077,751)   (1,957,366)      (516,065)   (849,533)
  Net realized gains               --            --             -- (2,896,588)
                           ----------    ----------     ----------  ----------
     Total Distributions  (1,077,751)   (1,957,366)      (516,065) (3,746,121)
                           ----------    ----------     ----------  ----------

CAPITAL SHARE TRANSACTIONS:
  Shares sold               4,508,016     4,792,119      4,053,381   8,087,479
  Shares issued to
     holders in
     reinvestment of
     distributions            829,219     1,821,795        244,899   3,659,747
  Shares redeemed         (3,139,930)   (4,088,392)    (4,031,267) (4,912,154)
                           ----------    ----------     ----------  ----------
     Net Increase
     (Decrease)             2,197,305     2,525,522        267,013   6,835,072
                           ----------    ----------     ----------  ----------

TOTAL INCREASE
  (DECREASE) IN
  NET ASSETS                2,144,949     1,612,143      7,180,534  12,081,910
NET ASSETS:
  Beginning of period      37,228,994    35,616,851     54,184,289  42,102,379
                           ----------    ----------     ----------  ----------
  End of period           $39,373,943   $37,228,994    $61,364,823 $54,184,289
                           ==========    ==========     ==========  ==========



STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
(UNAUDITED)
                                EQUITY GROWTH                  BALANCED
                                     FUND                        FUND
                                     ----                        ----
                          Six Months        Year        Six Months     Year
                             ended         ended          ended        ended
                           June 30,       Dec. 31,       June 30,    Dec. 31,
                             1997           1996           1997        1996
                            ------         ------         ------      ------
OPERATIONS:
  Net investment
     income (loss)         $ (76,489)   $ (104,488)     $  350,042   $  620,320
  Net realized gain
     (loss) on investments  1,228,440     2,335,310      1,925,801    2,202,647
  Change in unrealized
     appreciation/
     depreciation on
     investments            2,159,807     1,597,211      (143,950)    1,145,135
                          -----------   -----------    -----------  -----------
     Net Increase in
       Net Assets
       Resulting
       from Operations      3,311,758     3,828,033      2,131,893    3,968,102
                          -----------   -----------    -----------  -----------

DISTRIBUTIONS OF:
  Net investment income            --            --      (352,134)    (625,655)
  Net realized gains               --   (2,224,193)             --  (2,179,125)
                          -----------   -----------    -----------  -----------
     Total Distributions           --   (2,224,193)      (352,134)  (2,804,780)
                          -----------   -----------    -----------  -----------

CAPITAL SHARE TRANSACTIONS:
  Shares sold               4,063,500     4,869,180      1,005,328    2,339,062
  Shares issued to
     holders in
     reinvestment of
     distributions                 --     2,190,052        165,878    2,785,184
  Shares redeemed         (1,009,514)   (1,981,568)    (5,447,086)  (3,396,378)
                          -----------   -----------    -----------  -----------
     Net Increase
     (Decrease)             3,053,986     5,077,664    (4,275,880)    1,727,868
                          -----------   -----------    -----------  -----------

TOTAL INCREASE
  (DECREASE) IN
  NET ASSETS                6,365,744     6,681,504    (2,496,121)    2,891,190

NET ASSETS:
  Beginning of period      22,593,162    15,911,658     29,670,007   26,778,817
  End of period           $28,958,906   $22,593,162    $27,173,886  $29,670,007
                          ===========   ===========    ===========  ===========

See notes to financial statements.

                                                FIXED INCOME
                                                    FUND
                                                    ----
                                                                       Jan. 3,
                              Six Months      Year          Year       1994<F1>
                                ended         ended         ended      through
                               June 30,     Dec. 31,      Dec. 31,     Dec. 31,
                                 1997         1996          1995         1994
                                ------       ------        ------       ------

Net Asset Value,
  Beginning of Period           $9.90        $10.17          $9.24      $10.00

Income from Investment
Operations:
  Net investment
     income (loss)               0.28          0.54           0.54        0.46
  Net realized and
     unrealized gains
     (losses) on
     investments               (0.01)        (0.27)           0.93      (0.77)
                               ------        ------         ------      ------
     Total from
       Investment
       Operations                0.27          0.27           1.47      (0.31)
                               ------        ------         ------      ------

Less Distributions:
  Dividends from net
     investment income         (0.28)        (0.54)         (0.54)      (0.45)
  Distributions from
     net realized gains            --            --             --          --
                               ------        ------         ------      ------
     Total Distributions       (0.28)        (0.54)         (0.54)      (0.45)
                               ------        ------         ------      ------

Net Asset Value,
  End of Period                 $9.89         $9.90         $10.17       $9.24
                               ======        ======         ======      ======

Total Return<F2>                2.77%         2.83%         16.26%     (3.09)%

Supplemental Data and Ratios:
  Net assets, end of period
     (in thousands)           $39,374       $37,229        $35,617     $28,147
Ratio to Average Net
Assets of: <F3>
  Expenses, net of waivers
     and reimbursements         1.00%         1.00%          0.98%       1.00%
  Expenses, before waivers
     and reimbursements         1.05%         1.03%          0.98%       1.11%
  Net investment income,
     net of waivers and
     reimbursements             5.73%         5.44%          5.46%       4.84%
  Net investment income,
     before waivers and
     reimbursements             5.68%         5.41%          5.46%       4.73%
Portfolio turnover rate<F2>       46%          169%           126%        139%
Average commission rate
  paid on portfolio
  investment transactions<F4>     N/A           N/A            N/A         N/A
FINANCIAL HIGHLIGHTS (CONT'D.)
(UNAUDITED)
                                              EQUITY INCOME
                                                   FUND
                                                   ----
                                                                       Jan. 3,
                              Six Months      Year          Year       1994<F1>
                                ended         ended         ended      through
                               June 30,     Dec. 31,      Dec. 31,     Dec. 31,
                                 1997         1996          1995         1994
                                ------       ------        ------       ------

Net Asset Value,
  Beginning of Period          $13.26        $11.83          $9.39      $10.00

Income from Investment
Operations:
  Net investment
     income (loss)               0.12          0.23           0.28        0.32
  Net realized and
     unrealized gains
     (losses) on investments     1.68          2.18           3.03      (0.61)
                               ------        ------         ------      ------
     Total from Investment
       Operations                1.80          2.41           3.31      (0.29)
                               ------        ------         ------      ------

Less Distributions:
  Dividends from net
     investment
     income                    (0.13)        (0.23)         (0.28)      (0.32)
  Distributions from
     net realized gains            --        (0.75)         (0.59)          --
                               ------        ------         ------      ------
     Total Distributions       (0.13)        (0.98)         (0.87)      (0.32)
                               ------        ------         ------      ------

Net Asset Value,
  End of Period                $14.93        $13.26         $11.83       $9.39
                               ======        ======         ======      ======

Total Return<F2>               13.60%        20.43%         35.62%     (2.93)%

Supplemental Data and Ratios:
  Net assets, end of period
     (in thousands)           $61,365       $54,184        $42,102     $32,217
Ratio to Average Net
  Assets of: <F3>
  Expenses, net of waivers
     and reimbursements         1.38%         1.40%          1.37%       1.45%
  Expenses, before waivers
     and reimbursements         1.38%         1.40%          1.37%       1.45%
  Net investment income,
     net of waivers and
     reimbursements             1.78%         1.79%          2.47%       3.33%
  Net investment income,
     before waivers and
     reimbursements             1.78%         1.79%          2.47%       3.33%
Portfolio turnover rate<F2>       27%           32%            40%        106%
Average commission rate
  paid on portfolio
  investment transactions<F4> $0.0558       $0.0554            N/A         N/A



FINANCIAL HIGHLIGHTS (CONT'D.)
(UNAUDITED)
                                              EQUITY GROWTH
                                                   FUND
                                                   ----
                                                                       Jan. 3,
                              Six Months      Year          Year       1994<F1>
                                ended         ended         ended      through
                               June 30,     Dec. 31,      Dec. 31,     Dec. 31,
                                 1997         1996          1995         1994
                                ------       ------        ------       ------

Net Asset Value,
  Beginning of Period          $13.45        $12.13          $9.31      $10.00

Income from Investment
Operations:
  Net investment
     income (loss)             (0.04)        (0.06)         (0.01)        0.01
  Net realized and
     unrealized gains
     (losses) on investments     1.83          2.84           2.83      (0.69)
                               ------        ------         ------      ------
     Total from Investment
       Operations                1.79          2.78           2.82      (0.68)
                               ------        ------         ------      ------

Less Distributions:
  Dividends from net
     investment income             --            --             --      (0.01)
  Distributions from net
     realized gains                --        (1.46)             --          --
                               ------        ------         ------      ------
     Total Distributions           --        (1.46)             --      (0.01)
                               ------        ------         ------      ------

Net Asset Value,
  End of Period                $15.24        $13.45         $12.13       $9.31
                               ======        ======         ======      ======

Total Return<F2>               13.31%        22.90%         30.29%     (6.78)%

Supplemental Data and Ratios:
  Net assets, end of period
     (in thousands)           $28,959       $22,593        $15,912     $10,104
Ratio to Average Net
Assets of: <F3>
  Expenses, net of waivers
     and reimbursements         1.50%         1.50%          1.50%       1.50%
  Expenses, before waivers
     and reimbursements         1.52%         1.54%          1.61%       1.76%
  Net investment income,
     net of waivers and
     reimbursements           (0.62)%       (0.55)%        (0.10)%       0.14%
  Net investment income,
     before waivers and
     reimbursements           (0.64)%       (0.59)%        (0.21)%     (0.12)%
Portfolio turnover rate<F2>       52%          112%           102%         98%
Average commission rate
  paid on portfolio
  investment transactions<F4> $0.0622       $0.0649            N/A         N/A



FINANCIAL HIGHLIGHTS (CONT'D.)
(UNAUDITED)
                                                 BALANCED
                                                   FUND
                                                   ----
                                                                       Jan. 3,
                              Six Months      Year          Year       1994<F1>
                                ended         ended         ended      through
                               June 30,     Dec. 31,      Dec. 31,     Dec. 31,
                                 1997         1996          1995         1994
                                ------       ------        ------       ------

Net Asset Value,
  Beginning of Period          $11.53        $11.03          $9.43      $10.00

Income from Investment
Operations:
  Net investment income          0.15          0.26           0.32        0.26
  Net realized and
     unrealized gains
     (losses) on investments     0.77          1.41           1.84      (0.57)
                               ------        ------         ------      ------
     Total from
       Investment Operations     0.92          1.67           2.16      (0.31)
                               ------        ------         ------      ------

Less Distributions:
  Dividends from net
     investment income         (0.15)        (0.26)         (0.33)      (0.26)
  Distributions from net
     realized gains                --        (0.91)         (0.23)          --
                               ------        ------         ------      ------
     Total Distributions       (0.15)        (1.17)         (0.56)      (0.26)
                               ------        ------         ------      ------

Net Asset Value,
  End of Period                $12.30        $11.53         $11.03       $9.43
                               ======        ======         ======      ======

Total Return<F2>                8.03%        15.29%         23.14%     (3.06)%

Supplemental Data and Ratios:
  Net assets, end of
     period (in thousands)    $27,174       $29,670        $26,779     $30,114
Ratio to Average Net
Assets of:<F3>
  Expenses, net of waivers
     and reimbursements         1.46%         1.44%          1.46%       1.49%
  Expenses, before waivers
     and reimbursements         1.51%         1.49%          1.46%       1.49%
  Net investment income,
     net of waivers and
     reimbursements             2.47%         2.23%          2.93%       2.75%
  Net investment income,
     before waivers and
     reimbursements             2.42%         2.18%          2.93%       2.75%
Portfolio turnover rate<F2>       49%          111%           118%        111%
Average commission rate
  paid on portfolio
  investment transactions<F4> $0.0566       $0.0635            N/A         N/A

<F1>  Commencement of operations.
<F2>  Not annualized for the periods from January 3, 1994 through December 31,
      1994 and January 1, 1997 through June 30, 1997.
<F3>  Annualized for the periods from January 3, 1994 through December 31, 1994 and January 1, 1997 through June 30, 1997.
<F4>  Disclosure of this rate is required by the Securities and Exchange
      Commission on a prospective basis beginning in 1996.

See notes to financial statements.



FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

 Principal
   Amount                                                      Value
 ---------                                                     -----
            FIXED INCOME BONDS 93.66%

            ASSET-BACKED SECURITIES 10.69%
  $275,000  Amresco Residential Securities
            Mortgage Loan Trust,
            8.075%, 4/25/26                                  $ 285,862
   300,000  Amresco Residential Securities
            Mortgage Loan Trust,
            7.615%, 3/25/27                                    302,145
   275,000  Amresco Residential Securities
            Mortgage Loan Trust,
            7.05%, 4/25/27                                     273,963
   375,000  Chase Manhattan Auto Owner Trust,
            6.25%, 11/15/00                                    375,067
   375,000  Citibank Credit Card Master Trust,
            6.55%, 2/16/04                                     372,994
   400,000  Delta Funding Home Equity Loan Trust,
            7.25%, 12/25/26                                    408,464
   300,000  Ford Credit Auto Trust,
            6.50%, 11/15/99                                    302,103
   250,000  Green Tree Financial Corp.,
            6.35%, 12/15/26                                    248,325
   375,000  MBNA Master Credit Card Trust,
            6.60%, 11/15/04                                    375,674
   400,000  Olympic Auto Trust,
            6.625%, 12/15/02                                   401,532
   350,000  Premier Auto Trust,
            6.50%, 3/6/00                                      351,250
   375,000  UCFC Home Equity Loan Trust,
            7.825%, 12/15/27                                   383,138
   129,517  Union Federal Savings Bank Trust,
            4.875%, 2/15/00                                    128,585
                                                           -----------
                                                             4,209,102
                                                           -----------

            CORPORATE BONDS 49.55%
   467,000  American Express Credit Corp.,
            8.50%, 6/15/99                                     485,811


 Principal
   Amount                                                      Value
 ---------                                                     -----
            CORPORATE BONDS 49.55% (CONT'D.)
  $525,000  Associates Corp. of North America,
            7.75%, 2/15/05                                    $557,408
   500,000  BarclaysAmerican Corp.,
            7.875%, 8/15/98                                    509,425
   500,000  Bellsouth Capital Funding,
            6.04%, 11/15/26                                    492,070
   600,000  Citicorp, 8.00%, 2/1/03                            631,488
   375,000  Coca-Cola Enterprises, Inc.,
            7.00%, 10/1/26                                     379,005
   600,000  Commercial Credit Co.,
            7.875%, 2/1/25                                     641,676
   420,000  Compania Telecom Chile,
            7.625%, 7/15/06                                    431,407
   400,000  Corporation Andina de Fomento,
            7.10%, 2/1/03                                      400,128
   350,000  El Paso Natural Gas Co.,
            6.75%, 11/15/03                                    345,702
   800,000  Ford Motor Credit,
            8.375%, 1/15/00                                    835,056
   629,000  General Electric Capital Corp.,
            8.30%, 9/20/09                                     700,781
   300,000  General Motors Acceptance Corp.,
            6.75%, 2/7/02                                      299,856
   600,000  General Motors Acceptance Corp.,
            8.875%, 6/1/10                                     692,868
   500,000  Grace (W.R.) & Co.,
            8.00%, 8/15/04                                     524,170
   550,000  Grand Metropolitan Investment PLC,
            7.45%, 4/15/35                                     570,806
   600,000  Heller Financial Corp.,
            9.375%, 3/15/98                                    614,244
   550,000  Household Finance Corp.,
            7.125%, 4/30/99                                    557,167
   725,000  Hydro Quebec,
            8.05%, 7/7/24                                      786,828


FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 1997 (UNAUDITED)

 Principal
   Amount                                                      Value
 ---------                                                     -----
            CORPORATE BONDS 49.55% (CONT'D.)
  $650,000  Lehman Brothers, Inc.,
            8.80%, 3/1/15                                    $ 722,989
   400,000  Lockheed Martin Corp.,
            6.85%, 5/15/01                                     401,028
   330,000  Motorola, Inc.,
            8.40%, 8/15/31                                     380,975
   650,000  Nabisco, Inc.,
            6.80%, 9/1/01                                      650,780
   350,000  Nabisco, Inc.,
            7.55%, 6/15/15                                     343,252
   300,000  NationsBank Corp.,
            8.57%, 11/15/24                                    344,019
   590,000  New Jersey Bell Telephone Co.,
            7.85%, 11/15/29                                    650,569
   200,000  Norfolk Southern Corp.,
            6.95%, 5/1/02                                      201,434
   500,000  Pacific Gas & Electric Co.,
            7.67%, 12/15/98                                    510,500
   385,000  Rodamco NV,
            7.30%, 5/15/05                                     392,523
   400,000  Rollins Truck Leasing Corp.,
            7.00%, 3/15/01                                     402,132
   400,000  Saloman, Inc.,
            7.30%, 5/15/02                                     403,520
   650,000  Southern California Edison Co.,
            5.60%, 12/15/98                                    644,995
   420,000  Tenneco, Inc.,
            8.075%, 10/1/02                                    439,274
   400,000  Union Pacific Resources,
            7.00%, 10/15/06                                    398,324
   380,000  US West Capital Funding, Inc.,
            6.85%, 1/15/02                                     380,863
   880,000  WMX Technologies, Inc.,
            6.65%, 5/15/05                                     884,215
   900,000  Xerox Corp.,
            5.875%, 6/15/37                                    902,178
                                                           -----------
                                                            19,509,466
                                                           -----------

 Principal
   Amount                                                      Value
 ---------                                                     -----
            U.S. GOVERNMENT AGENCIES 16.73%
 $ 355,670  FHLMC, Pool 50361,
            9.00%, 11/1/05                                   $ 370,452
   750,000  FHLMC, Series 1576, Class PH,
            6.00%, 1/15/08                                     719,453
   400,000  FHLMC, Series 1490, Class C,
            6.50%, 5/15/08                                     392,832
   785,900  FHLMC, Pool 555316,
            9.00%, 6/1/19                                      830,845
   475,000  FHLMC, Series 1633, Class PK,
            6.00%, 9/15/22                                     451,217
   400,000  FHLMC, Series 1577, Class PH,
            6.30%, 3/15/23                                     387,128
   475,000  FNMA, 4.875%, 10/15/98                             469,865
   400,000  FNMA, 6.08%, 9/3/03                                385,048
   157,337  FNMA, Pool 70497,
            9.00%, 12/1/04                                     163,876
   675,000  FNMA, 5.75%, 11/25/17                              664,220
   850,000  FNMA, Series 1994-59, Class PE,
            5.00%, 3/25/22                                     811,206
   350,000  Guaranteed Export Certificates,
            6.28%, 6/15/04                                     345,387
   600,000  Tennessee Valley Authority,
            6.235%, 7/15/45                                    595,044
                                                           -----------
                                                             6,586,573
                                                           -----------

            U.S. TREASURY OBLIGATIONS 16.69%
   785,000  U.S. Treasury Bond,
            8.875%, 8/15/17                                    956,106
   425,000  U.S. Treasury Bond,
            8.00%, 11/15/21                                    480,815
   300,000  U.S. Treasury Note,
            6.125%, 5/15/98                                    300,987
 1,060,000  U.S. Treasury Note,
            5.50%, 11/15/98                                  1,053,598
   280,000  U.S. Treasury Note,
            7.75%, 1/31/00                                     290,172


FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 1997 (UNAUDITED)

 Principal
   Amount                                                      Value
 ---------                                                     -----
            U.S. TREASURY OBLIGATIONS 16.69% (CONT'D.)
 $ 400,000  U.S. Treasury Note,
            7.125%, 2/29/00                                  $ 408,784
 1,400,000  U.S. Treasury Note,
            6.25%, 8/31/00                                   1,399,846
   425,000  U.S. Treasury Note,
            7.25%, 2/15/04                                     442,888
   260,000  U.S. Treasury Note,
            7.50%, 2/15/05                                     275,077
   260,000  U.S. Treasury Note,
            7.00%, 7/15/06                                     267,517
   650,000  U.S. Treasury Strips, 2/15/20                      136,767
 2,990,000  U.S. Treasury Strips, 11/15/21                     558,981
                                                           -----------
                                                             6,571,538
                                                           -----------

            Total Fixed Income Bonds
            (cost $36,524,202)                              36,876,679
                                                           -----------


            REPURCHASE AGREEMENTS 4.31%
 1,700,000  UMB Bank, n.a., 5.30%, dated
            6/30/97, repurchase price $1,700,250,
            maturing 7/1/97 (collateralized by
            U.S. Treasury Notes, 8.25%, 7/15/98)             1,700,000
                                                           -----------

            Total Repurchase Agreements
            (cost $1,700,000)                                1,700,000
                                                           -----------

            SHORT-TERM INVESTMENTS 1.04%
   408,579  UMB Bank, n.a., Money Market
            Fiduciary                                          408,579
                                                           -----------

            Total Short-term Investments
            (cost $408,579)                                    408,579
                                                           -----------

            Total Investments 99.01%
            (cost $38,632,781)                              38,985,258
                                                           -----------


                                                               Value
                                                               -----
            Other assets
            less liabilities 0.99%                         $   388,685
                                                           -----------

            NET ASSETS 100.00%                             $39,373,943
                                                           ===========

     See notes to financial statements.



EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

   Number
 of Shares                                                     Value
 ---------                                                     -----
            COMMON STOCKS 98.32%

            AEROSPACE 1.87%
     7,900  General Dynamics Corp.                          $  592,500
     6,300  Northrop Grumman Corp.                             553,219
                                                           -----------
                                                             1,145,719
                                                           -----------

            APPAREL 1.04%
     7,500  VF Corp.                                           638,438
                                                           -----------

            AUTOMOTIVE RELATED
            INDUSTRIES 2.95%
    17,800  Chrysler Corp.                                     584,063
    32,500  Ford Motor Co.                                   1,226,875
                                                           -----------
                                                             1,810,938
                                                           -----------

            BANKING 7.37%
    16,100  Bankers Trust New York Corp.                     1,400,700
     5,600  Chase Manhattan Corp.                              543,550
    44,800  Mellon Bank Corp.                                2,021,600
    13,300  PNC Bank Corp.                                     553,613
                                                           -----------
                                                             4,519,463
                                                           -----------

            BREWERIES 0.86%
    12,600  Anheuser-Busch Cos., Inc.                          528,413
                                                           -----------

            CHEMICALS 2.77%
    10,000  Chemed Corp.                                       374,375
     6,800  Dow Chemical Co.                                   592,450
    11,600  du Pont (E.I.) de Nemours and Co.                  729,350
                                                           -----------
                                                             1,696,175
                                                           -----------

            COMPUTER EQUIPMENT 2.47%
    16,800  International Business Machines
            Corp.                                            1,515,150
                                                           -----------

            COMPUTER SERVICES 1.00%
    15,000  Electronic Data Systems Corp.                      615,000
                                                           -----------


   Number
 of Shares                                                     Value
 ---------                                                     -----
            CONSTRUCTION 1.15%
     9,000  Vulcan Materials Co.                            $  706,500
                                                           -----------

            CONSUMER PRODUCTS 0.58%
     9,500  American Greetings Corp., Class A                  352,687
                                                           -----------

            CONSUMER SERVICES 1.38%
    32,116  Jostens, Inc.                                      847,060
                                                           -----------

            DRUGS 1.99%
     8,400  American Home Products Corp.                       642,600
    16,600  Pharmacia & Upjohn, Inc.                           576,850
                                                           -----------
                                                             1,219,450
                                                           -----------

            ELECTRIC UTILITIES 5.72%
    21,700  DTE Energy Co.                                     599,462
    26,110  Duke Energy Corp.                                1,251,648
    11,000  FPL Group, Inc.                                    506,687
    29,700  PP&L Resources, Inc.                               592,144
    28,500  Washington Water Power Co.                         559,312
                                                           -----------
                                                             3,509,253
                                                           -----------

            ELECTRONICS 4.91%
    32,400  AMP, Inc.                                        1,352,700
    16,000  General Electric Co.                             1,046,000
     7,300  Texas Instruments, Inc.                            613,656
                                                           -----------
                                                             3,012,356
                                                           -----------

            FINANCIAL SERVICES 1.07%
    19,215  Bear Stearns Cos., Inc.                            656,913
                                                           -----------

            FOOD 3.06%
    34,300  Supervalu, Inc.                                  1,183,350
    19,050  Sysco Corp.                                        695,325
                                                           -----------
                                                             1,878,675
                                                           -----------

            HOLDING COMPANIES 2.59%
    10,600  Fortune Brands, Inc.                               395,513



EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 1997 (UNAUDITED)

   Number
 of Shares                                                     Value
 ---------                                                     -----
            HOLDING COMPANIES 2.59%(CONT'D.)
    36,100  RJR Nabisco Holdings Corp.                      $1,191,300
                                                           -----------
                                                             1,586,813
                                                           -----------

            HOSPITAL MANAGEMENT AND
            SERVICES 0.86%
    13,500  Columbia/HCA Healthcare Corp.                      530,719
                                                           -----------

            HOUSEHOLD APPLIANCES 2.07%
    48,700  Maytag Corp.                                     1,272,288
                                                           -----------

            HOUSEHOLD PRODUCTS 0.68%
    26,850  Dial Corp.                                         419,531
                                                           -----------

            INSURANCE 6.21%
    18,800  American General Corp.                             897,700
     3,600  CIGNA Corp.                                        639,000
     3,450  General Re Corp.                                   627,900
    10,000  Lincoln National Corp.                             643,750
     8,900  MBIA, Inc.                                       1,004,031
                                                           -----------
                                                             3,812,381
                                                           -----------

            LEISURE 1.25%
    24,600  Brunswick Corp.                                    768,750
                                                           -----------

            METAL PRODUCTS 0.93%
     7,600  Aluminum Company of America                        572,850
                                                           -----------

            MINING 1.81%
    13,000  Newmont Mining Corp.                               507,000
     7,100  Phelps Dodge Corp.                                 604,831
                                                           -----------
                                                             1,111,831
                                                           -----------

            NATURAL GAS UTILITIES 4.96%
    15,200  El Paso Natural Gas Co.                            836,000
    17,000  Equitable Resources, Inc.                          482,375
    16,300  NICOR, Inc.                                        584,762
    22,300  Pacific Gas & Electric Co.                         540,775


   Number
 of Shares                                                     Value
 ---------                                                     -----
            NATURAL GAS UTILITIES 4.96% (CONT'D.)
    16,100  Peoples Energy Corp.                            $  602,744
                                                           -----------
                                                             3,046,656
                                                           -----------

            OFFICE EQUIPMENT 1.36%
     7,000  Harris Corp.                                       588,000
     3,100  Xerox Corp.                                        244,512
                                                           -----------
                                                               832,512
                                                           -----------

            OIL AND GAS 13.43%
    10,000  Amerada Hess Corp.                                 555,625
     6,300  Amoco Corp.                                        547,706
     9,000  Atlantic Richfield Co.                             634,500
     9,000  Chevron Corp.                                      665,437
    18,700  Louisiana Land & Exploration Co.                 1,068,237
    24,000  Occidental Petroleum Corp.                         601,500
    12,700  Repsol SA-ADR                                      538,956
    10,100  Texaco, Inc.                                     1,098,375
    10,000  Tidewater, Inc.                                    440,000
    11,000  Transocean Offshore, Inc.                          798,875
    17,500  Ultramar Diamond Shamrock Corp.                    570,937
    16,500  Williams Cos., Inc.                                721,875
                                                           -----------
                                                             8,242,023
                                                           -----------

            PERSONAL SERVICES 1.18%
    22,000  Service Corp. International                        723,250
                                                           -----------

            PRINTING AND PUBLISHING 2.16%
    20,000  Deluxe Corp.                                       682,500
     6,875  Dun & Bradstreet Corp.                             180,469
    20,300  Harland (John H.) Co.                              463,094
                                                           -----------
                                                             1,326,063
                                                           -----------

            RAILROADS 0.91%
    16,000  Illinois Central Corp., Series A                   559,000
                                                           -----------

            REAL ESTATE 1.89%
    20,000  Excel Realty Trust, Inc.                           527,500


   Number
 of Shares                                                     Value
 ---------                                                     -----
            REAL ESTATE 1.89% (CONT'D.)
    15,900  Meditrust Corp.                                $   633,019
                                                           -----------
                                                             1,160,519
                                                           -----------

            RETAIL 2.29%
    11,400  Penney (J.C.) Co., Inc.                            594,937
    24,000  Wal-Mart Stores, Inc.                              811,500
                                                           -----------
                                                             1,406,437
                                                           -----------

            SEMICONDUCTORS 1.32%
     5,700  Intel Corp.                                        808,331
                                                           -----------

            STEEL/IRON 1.49%
     4,000  Nucor Corp.                                        229,000
    19,500  USX-US Steel Group, Inc.                           683,719
                                                           -----------
                                                               912,719
                                                           -----------

            TELECOMMUNICATIONS 6.30%
    18,200  GTE Corp.                                          798,525
    11,700  NYNEX Corp.                                        674,213
     9,999  SBC Communications, Inc.                           618,688
    29,700  Southern New England
            Telecommunications Corp.                         1,154,588
    16,400  US West Communications Group                       618,075
                                                           -----------
                                                             3,864,089
                                                           -----------

            TEXTILES 1.07%
    12,500  Springs Industries, Inc., Class A                  659,375
                                                           -----------

            TOBACCO PRODUCTS 1.62%
    10,600  Gallaher Group PLC*                                195,438
    18,000  Philip Morris Cos., Inc.                           798,750
                                                           -----------
                                                               994,188
                                                           -----------

            TRANSPORTATION 1.75%
    18,000  Alexander & Baldwin, Inc.                          470,250
    10,400  GATX Corp.                                         600,600
                                                           -----------
                                                             1,070,850
                                                           -----------

 Principal
   Amount                                                      Value
 ---------                                                     -----
            Total Common Stocks
            (cost $45,826,495)                             $60,333,365
                                                           -----------

            SHORT-TERM INVESTMENTS 2.25%

$1,383,038  UMB Bank, n.a., Money Market
            Fiduciary                                        1,383,038
                                                           -----------

            Total Short-term Investments
            (cost $1,383,038)                                1,383,038
                                                           -----------

            Total Investments 100.57%
            (cost $47,209,533)                              61,716,403

            Liabilities less
            other assets (0.57%)                             (351,580)
                                                           -----------

            NET ASSETS 100.00%                             $61,364,823
                                                           ===========

            *Non-income producing security
            See notes to financial statements.



EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

   Number
 of Shares                                                     Value
 ---------                                                     -----
            COMMON STOCKS 93.29%

            ADVERTISING 1.88%
     3,700  Catalina Marketing Corp.*                       $  178,063
     9,550  Outdoor Systems, Inc.*                             365,288
                                                           -----------
                                                               543,351
                                                           -----------

            AEROSPACE 1.59%
     4,100  Allied-Signal, Inc.                                344,400
     1,400  United Technologies Corp.                          116,200
                                                           -----------
                                                               460,600
                                                           -----------

            APPAREL 0.90%
     1,500  Jones Apparel Group, Inc.*                          71,625
     3,400  Polo Ralph Lauren Corp.*                            93,075
     3,150  Wolverine World Wide, Inc.                          95,681
                                                           -----------
                                                               260,381
                                                           -----------
            AUTOMOTIVE RELATED
            INDUSTRIES 0.48%
     4,000  Federal-Mogul Corp.                                140,000
                                                           -----------

            BANKING 2.89%
     3,800  BankAmerica Corp.                                  245,337
     3,100  Chase Manhattan Corp.                              300,894
     1,000  Citicorp                                           120,562
     2,000  First Bank System, Inc.                            170,750
                                                           -----------
                                                               837,543
                                                           -----------

            BUSINESS SERVICES 3.78%
     3,400  Cincinnati Bell, Inc.                              107,100
     7,000  Equifax, Inc.                                      260,312
     5,100  Fiserv, Inc.*                                      227,587
    12,300  Maximus, Inc.*                                     219,863
     7,350  Paychex, Inc.                                      279,300
                                                           -----------
                                                             1,094,162
                                                           -----------

            CHEMICALS 0.79%
     4,100  Praxair, Inc.                                      229,600
                                                           -----------

   Number
 of Shares                                                     Value
 ---------                                                     -----
            COMMUNICATIONS 0.85%
     7,700  WorldCom, Inc.*                                 $  246,400
                                                           -----------

            COMPUTER COMPONENTS AND
            SOFTWARE 2.48%
     5,500  BMC Software, Inc.*                                304,562
     2,200  Cisco Systems, Inc.*                               147,675
     2,100  Microsoft Corp.*                                   265,387
                                                           -----------
                                                               717,624
                                                           -----------

            COMPUTER EQUIPMENT 0.04%
       200  Comverse Technology, Inc.*                          10,400
                                                           -----------

            COMPUTER SERVICES 4.49%
     4,200  BDM International, Inc.*                            96,600
     9,300  Complete Business Solutions, Inc.*                 230,175
     3,200  Computer Associates
            International, Inc.                                178,200
     5,950  Computer Horizons Corp.*                           203,787
     5,400  Keane, Inc.*                                       280,800
     6,700  Sungard Data Systems, Inc.*                        311,550
                                                           -----------
                                                             1,301,112
                                                           -----------

            DRUGS 7.80%
     5,500  Abbott Laboratories                                367,125
     2,600  Amgen, Inc.*                                       151,125
     5,400  Dura Pharmaceuticals, Inc.*                        215,325
     3,600  Johnson & Johnson Corp.                            231,750
     3,400  Jones Medical Instruments, Inc.                    161,500
     2,600  Merck & Co., Inc.                                  269,100
     2,000  Pfizer, Inc.                                       239,000
     2,200  Schering-Plough Corp.                              105,325
     8,000  Teva Pharmaceutical Industries
            Ltd. ADR                                           518,000
                                                           -----------
                                                             2,258,250
                                                           -----------

            ELECTRONICS 5.63%
     9,900  AVX Corp.                                          267,300


EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 1997 (UNAUDITED)

   Number
 of Shares                                                     Value
 ---------                                                     -----
            ELECTRONICS 5.63% (CONT'D.)
     9,100  Coltec Industries, Inc.*                        $  177,450
     1,600  DuPont Photomasks, Inc.*                            86,400
     4,600  General Electric Co.                               300,725
     4,500  Hewlett-Packard Co.                                252,000
     2,900  Honeywell, Inc.                                    220,037
     7,300  LSI Logic Corp.*                                   233,600
     3,900  VLSI Technology, Inc.*                              92,137
                                                           -----------
                                                             1,629,649
                                                           -----------

            ENTERTAINMENT 0.28%
     1,000  Walt Disney Co.                                     80,250
                                                           -----------

            ENVIRONMENTAL SERVICES 0.51%
     5,400  U.S. Filter Corp.*                                 147,150
                                                           -----------

            FINANCIAL SERVICES 2.62%
     5,500  Finova Group, Inc.                                 420,750
     1,300  Merrill Lynch & Co., Inc.                           77,512
     1,700  SunAmerica, Inc.                                    82,875
     6,300  United Asset Management Corp.                      178,369
                                                           -----------
                                                               759,506
                                                           -----------

            FOOD 1.40%
     2,600  ConAgra, Inc.                                      166,725
     2,600  CPC International, Inc.                            240,012
                                                           -----------
                                                               406,737
                                                           -----------

            HEALTH CARE EQUIPMENT AND
            SUPPLIES 1.29%
     2,500  Mentor Corp.                                        74,062
     9,600  Omnicare, Inc.                                     301,200
                                                           -----------
                                                               375,262
                                                           -----------

            HEALTH CARE SERVICES 1.82%
       800  CRA Managed Care, Inc.*                             41,750
     7,300  HEALTHSOUTH Corp.*                                 182,044
     3,600  OccuSystems, Inc.*                                 104,400


   Number
 of Shares                                                     Value
 ---------                                                     -----
            HEALTH CARE SERVICES 1.82% (CONT'D.)
     3,800  United Healthcare Corp.                         $  197,600
                                                           -----------
                                                               525,794
                                                           -----------

            HOME FURNISHINGS 2.52%
    15,600  Furniture Brands International, Inc.*              302,250
     6,000  Interface, Inc.                                    132,750
     8,200  Miller (Herman), Inc.                              295,200
                                                           -----------
                                                               730,200
                                                           -----------

            HOSPITAL MANAGEMENT AND
            SERVICES 0.83%
     8,100  Tenet Healthcare Corp.*                            239,456
                                                           -----------

            HOTELS 1.85%
    10,200  Host Marriott Corp.*                               181,687
     4,200  Promus Hotel Corp.*                                162,750
     4,500  Starwood Lodging Trust                             192,094
                                                           -----------
                                                               536,531
                                                           -----------
            HOUSEHOLD PRODUCTS 2.09%
     1,800  Clorox Co.                                         237,600
     2,700  Gillette Co.                                       255,825
       800  Procter & Gamble Co.                               113,000
                                                           -----------
                                                               606,425
                                                           -----------

            INFORMATION SYSTEMS 0.54%
     5,600  Affiliated Computer Services, Inc.*                156,800
                                                           -----------

            INSURANCE 4.61%
     1,400  American International Group, Inc.                 209,125
     3,400  MGIC Investment Corp.                              162,988
     3,600  Oxford Health Plans, Inc.*                         258,300
     4,900  Reliastar Financial Corp.                          358,313
     3,100  Travelers Group, Inc.                              195,494
     3,600  UNUM Corp.                                         151,200
                                                           -----------
                                                             1,335,420
                                                           -----------

EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 1997 (UNAUDITED)

   Number
 of Shares                                                     Value
 ---------                                                     -----
            MACHINERY AND EQUIPMENT 1.68%
     1,400  Caterpillar, Inc.                               $  150,325
     7,200  Cooper Cameron Corp.*                              336,600
                                                           -----------
                                                               486,925
                                                           -----------

            MANUFACTURING 5.97%
     6,700  Danaher Corp.                                      340,444
     4,000  Federal Signal Corp.                               100,500
     5,800  HON INDUSTRIES, Inc.                               256,650
     4,600  Johnson Controls, Inc.                             188,888
     8,700  Sybron International Corp.*                        346,913
     5,100  Tyco International Ltd.                            354,769
     3,900  Waters Corp.*                                      139,913
                                                           -----------
                                                             1,728,077
                                                           -----------

            MEDIA 1.08%
     5,100  Clear Channel
            Communications, Inc.*                              313,969
                                                           -----------

            MINING 0.67%
     2,600  Potash Corp. of Saskatchewan, Inc.                 195,162
                                                           -----------

            NETWORKING EQUIPMENT 0.30%
     1,925  3Com Corp.*                                         86,625
                                                           -----------

            OIL AND GAS 9.04%
     3,500  Barrett Resources Corp.*                           104,781
     6,300  BJ Services Co.*                                   337,838
       800  Columbia Gas System, Inc.                           52,200
     2,400  ENSCO International, Inc.*                         126,600
     7,600  Global Industries Ltd.*                            177,531
     2,800  Halliburton Co.                                    221,900
     2,800  Mobil Corp.                                        195,650
     9,000  Nabors Industries, Inc.*                           222,750
     1,400  Noble Affiliates, Inc.                              54,163
    10,400  Rowan Cos., Inc.*                                  293,150
     4,300  Santa Fe International Corp.*                      146,200
     2,000  Schlumberger Ltd.                                  250,000


   Number
 of Shares                                                     Value
 ---------                                                     -----
            OIL AND GAS 9.04% (CONT'D.)
     3,400  Tidewater, Inc.                                 $  149,600
     6,500  Williams Cos., Inc.                                284,375
                                                           -----------
                                                             2,616,738
                                                           -----------

            PERSONAL SERVICES 1.12%
     1,900  HFS, Inc.*                                         110,200
     6,500  Service Corp. International                        213,687
                                                           -----------
                                                               323,887
                                                           -----------

            RESTAURANTS 0.50%
     3,700  Starbucks Corp.*                                   144,069
                                                           -----------

            RETAIL 10.02%
     2,300  American Stores Company                            113,563
    17,600  Borders Group, Inc.*                               424,600
     8,250  Consolidated Stores Corp.*                         286,688
     8,300  Costco Companies, Inc.*                            272,863
    21,000  Filene's Basement Corp.*                           139,125
    14,200  General Nutrition Cos., Inc.*                      397,600
     2,900  Home Depot, Inc.                                   199,919
     4,000  Meyer (Fred), Inc.*                                206,750
     7,400  Renters Choice, Inc.*                              147,075
     6,600  Safeway, Inc.*                                     304,425
     1,000  Sears, Roebuck and Co.                              53,750
     6,700  Staples, Inc.*                                     155,775
     3,700  Walgreen Co.                                       198,413
                                                           -----------
                                                             2,900,546
                                                           -----------

            SAVINGS AND LOANS 0.50%
     2,000  Peoples Heritage Financial
            Group, Inc.                                         75,750
     2,679  Washington Federal, Inc.                            68,817
                                                           -----------
                                                               144,567
                                                           -----------

            SEMICONDUCTORS 0.68%
     1,400  Intel Corp.                                        198,537
                                                           -----------


EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 1997 (UNAUDITED)

   Number
 of Shares                                                     Value
 ---------                                                     -----
            TELECOMMUNICATIONS 4.97%
    12,500  ADC Telecommunications, Inc.*                  $   417,188
     4,400  Lucent Technologies, Inc.                          317,075
    13,300  Scientific-Atlanta, Inc.                           290,937
     7,400  Tellabs, Inc.*                                     413,475
                                                           -----------
                                                             1,438,675
                                                           -----------

            WASTE DISPOSAL 2.12%
     4,200  United Waste Systems, Inc.*                        172,200
    11,400  U.S.A. Waste Services, Inc.*                       440,325
                                                           -----------
                                                               612,525
                                                           -----------

            WHOLESALE 0.68%
     3,450  Cardinal Health, Inc.                              197,512
                                                           -----------

   647,704  Total Common Stock
            (cost $20,663,222)                              27,016,417
                                                           -----------

 Principal
   Amount
 ---------
            SHORT-TERM INVESTMENTS 7.48%

 $2,167,113 UMB Bank, n.a., Money Market
            Fiduciary                                        2,167,113
                                                           -----------

            Total Short-term Investments
            (cost $2,167,113)                                2,167,113
                                                           -----------

            Total Investments 100.77%
            (cost $22,830,335)                              29,183,530

            Liabilities less
            other assets (0.77%)                             (224,624)
                                                           -----------

            NET ASSETS 100.00%                             $28,958,906
                                                           ===========

            *Non-income producing security

            See notes to financial statements.




BALANCED FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

   Number
 of Shares                                                     Value
 ---------                                                     -----
            COMMON STOCKS 63.54%
            ADVERTISING 0.90%
     1,700  Catalina Marketing Corp.*                         $ 81,812
     4,250  Outdoor Systems, Inc.*                             162,562
                                                           -----------
                                                               244,374
                                                           -----------

            AEROSPACE 0.83%
     1,600  General Dynamics Corp.                             120,000
     1,200  Northrop Grumman Corp.                             105,375
                                                           -----------
                                                               225,375
                                                           -----------

            APPAREL 0.77%
     1,500  Polo Ralph Lauren Corp.*                            41,062
     1,500  VF Corp.                                           127,687
     1,350  Wolverine World Wide, Inc.                          41,006
                                                           -----------
                                                               209,755
                                                           -----------

            AUTOMOTIVE RELATED
            INDUSTRIES 1.44%
     3,700  Chrysler Corp.                                     121,406
     1,700  Federal-Mogul Corp.                                 59,500
     5,600  Ford Motor Co.                                     211,400
                                                           -----------
                                                               392,306
                                                           -----------

            BANKING 3.27%
     3,800  Bankers Trust New York Corp.                       330,600
     1,100  Chase Manhattan Corp.                              106,769
     7,600  Mellon Bank Corp.                                  342,950
     2,600  PNC Bank Corp.                                     108,225
                                                           -----------
                                                               888,544
                                                           -----------

            BREWERIES 0.38%
     2,500  Anheuser-Busch Cos., Inc.                          104,844
                                                           -----------

            BUSINESS SERVICES 1.40%
     1,600  Cincinnati Bell, Inc.                               50,400
     2,200  Fiserv, Inc.*                                       98,175
     5,300  Maximus, Inc.*                                      94,738


   Number
 of Shares                                                     Value
 ---------                                                     -----
            BUSINESS SERVICES 1.40% (CONT'D.)
     3,655  Paychex, Inc.                                     $138,890
                                                           -----------
                                                               382,203
                                                           -----------

            CHEMICALS 1.33%
     3,300  Chemed Corp.                                       123,544
     1,300  Dow Chemical Co.                                   113,262
     2,000  du Pont (E.I.) de Nemours and Co.                  125,750
                                                           -----------
                                                               362,556
                                                           -----------
            COMPUTER EQUIPMENT 1.28%
       100  Comverse Technology, Inc.*                           5,200
     3,800  International Business
            Machines Corp.                                     342,712
                                                           -----------
                                                               347,912
                                                           -----------

            COMPUTER SERVICES 2.22%
     1,800  BDM International, Inc.*                            41,400
     4,100  Complete Business Solutions, Inc.*                 101,475
     2,600  Computer Horizons Corp.*                            89,050
     2,700  Electronic Data Systems Corp.                      110,700
     2,500  Keane, Inc.*                                       130,000
     2,800  Sungard Data Systems, Inc.*                        130,200
                                                           -----------
                                                               602,825
                                                           -----------

            CONSTRUCTION 0.46%
     1,600  Vulcan Materials Co.                               125,600
                                                           -----------

            CONSUMER PRODUCTS 0.25%
     1,800  American Greetings Corp., Class A                   66,825
                                                           -----------

            CONSUMER SERVICES 0.62%
     6,368  Jostens, Inc.                                      167,956
                                                           -----------

            DRUGS 2.26%
     1,500  American Home Products Corp.                       114,750
     2,900  Dura Pharmaceuticals, Inc.*                        115,637
     1,600  Jones Medical Instruments, Inc.                     76,000


BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 1997 (UNAUDITED)

   Number
 of Shares                                                     Value
 ---------                                                     -----
            DRUGS 2.26% (CONT'D.)
     2,900  Pharmacia & Upjohn, Inc.                          $100,775
     3,200  Teva Pharmaceutical Industries
            Ltd. ADR                                           207,200
                                                           -----------
                                                               614,362
                                                           -----------

            ELECTRIC UTILITIES 2.50%
     4,000  DTE Energy Co.                                     110,500
     4,386  Duke Energy Corp.                                  210,254
     3,000  FPL Group, Inc.                                    138,187
     5,300  PP&L Resources, Inc.                               105,669
     5,800  Washington Water Power Co.                         113,825
                                                           -----------
                                                               678,435
                                                           -----------

            ELECTRONICS 2.69%
     4,300  AMP, Inc.                                          221,275
     5,300  AVX Corp.                                          116,100
     3,900  Coltec Industries, Inc.*                            76,050
       700  DuPont Photomasks, Inc.*                            37,800
     2,000  General Electric Co.                               130,750
     1,300  Texas Instruments, Inc.                            109,281
     1,700  VLSI Technology, Inc.*                              40,162
                                                           -----------
                                                               731,418
                                                           -----------

            FINANCIAL SERVICES 1.50%
     3,500  Bear Stearns Cos., Inc.                            119,656
     2,600  Finova Group, Inc.                                 198,900
     3,100  United Asset Management Corp.                       87,769
                                                           -----------
                                                               406,325
                                                           -----------

            FOOD 1.37%
     6,800  Supervalu, Inc.                                    234,600
     3,750  Sysco Corp.                                        136,875
                                                           -----------
                                                               371,475
                                                           -----------

            HEALTH CARE EQUIPMENT
            AND SUPPLIES 0.70%
     1,100  Mentor Corp.                                        32,587


   Number
 of Shares                                                     Value
 ---------                                                     -----
            HEALTH CARE EQUIPMENT
            AND SUPPLIES 0.70% (CONT'D.)
     5,000  Omnicare, Inc.                                    $156,875
                                                           -----------
                                                               189,462
                                                           -----------

            HEALTH CARE SERVICES 0.23%
       300  CRA Managed Care, Inc.*                             15,656
     1,600  OccuSystems, Inc.*                                  46,400
                                                           -----------
                                                                62,056
                                                           -----------

            HOLDING COMPANIES 1.00%
     1,000  Fortune Brands, Inc.                                37,312
     7,100  RJR Nabisco Holdings Corp.                         234,300
                                                           -----------
                                                               271,612
                                                           -----------

            HOME FURNISHINGS 1.00%
     6,900  Furniture Brands International, Inc.*              133,687
     3,800  Miller (Herman), Inc.                              136,800
                                                           -----------
                                                               270,487
                                                           -----------

            HOSPITAL MANAGEMENT
            AND SERVICES 0.35%
     2,400  Columbia/HCA Healthcare Corp.                       94,350
                                                           -----------

            HOTELS 0.95%
     5,900  Host Marriott Corp.*                               105,094
     1,800  Promus Hotel Corp.*                                 69,750
     1,950  Starwood Lodging Trust                              83,241
                                                           -----------
                                                               258,085
                                                           -----------

            HOUSEHOLD APPLIANCES 0.84%
     8,700  Maytag Corp.                                       227,287
                                                           -----------

            HOUSEHOLD PRODUCTS 0.26%
     4,600  Dial Corp.                                          71,875
                                                           -----------

            INFORMATION SYSTEMS 0.30%
     2,900  Affiliated Computer Services, Inc.*                 81,200
                                                           -----------


BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 1997 (UNAUDITED)

   Number
 of Shares                                                     Value
 ---------                                                     -----
            INSURANCE 3.42%
     5,200  American General Corp.                            $248,300
       700  CIGNA Corp.                                        124,250
       600  General Re Corp.                                   109,200
     1,900  Lincoln National Corp.                             122,312
     1,400  MBIA, Inc.                                         157,937
     2,300  Reliastar Financial Corp.                          168,187
                                                           -----------
                                                               930,186
                                                           -----------

            LEISURE 0.44%
     3,800  Brunswick Corp.                                    118,750
                                                           -----------

            MACHINERY AND EQUIPMENT 0.65%
     3,800  Cooper Cameron Corp.*                              177,650
                                                           -----------

            MANUFACTURING 1.92%
     3,300  Danaher Corp.                                      167,681
     2,000  Federal Signal Corp.                                50,250
     2,100  HON INDUSTRIES, Inc.                                92,925
     3,800  Sybron International Corp.*                        151,525
     1,700  Waters Corp.*                                       60,988
                                                           -----------
                                                               523,369
                                                           -----------

            MEDIA 0.54%
     2,400  Clear Channel
            Communications, Inc.*                              147,750
                                                           -----------

            METAL PRODUCTS 0.39%
     1,400  Aluminum Company of America                        105,525
                                                           -----------

            MINING 0.73%
     2,700  Newmont Mining Corp.                               105,300
     1,100  Phelps Dodge Corp.                                  93,706
                                                           -----------
                                                               199,006
                                                           -----------

            NATURAL GAS UTILITIES 2.23%
     3,000  El Paso Natural Gas Co.                            165,000
     3,300  Equitable Resources, Inc.                           93,638


   Number
 of Shares                                                     Value
 ---------                                                     -----
            NATURAL GAS UTILITIES 2.23% (CONT'D.)
     3,300  NICOR, Inc.                                     $  118,388
     4,700  Pacific Gas & Electric Co.                         113,975
     3,100  Peoples Energy Corp.                               116,056
                                                           -----------
                                                               607,057
                                                           -----------

            NETWORKING EQUIPMENT 0.14%
       875  3Com Corp.*                                         39,375
                                                           -----------

            OFFICE EQUIPMENT 0.58%
     1,300  Harris Corp.                                       109,200
       600  Xerox Corp.                                         47,325
                                                           -----------
                                                               156,525
                                                           -----------

            OIL AND GAS 7.64%
     1,200  Amoco Corp.                                        104,325
     1,600  Atlantic Richfield Co.                             112,800
     1,600  Barrett Resources Corp.*                            47,900
     2,700  BJ Services Co.*                                   144,788
     1,500  Chevron Corp.                                      110,906
     1,200  ENSCO International, Inc.*                          63,300
     3,700  Global Industries Ltd.*                             86,430
     3,400  Louisiana Land & Exploration Co.                   194,225
     3,900  Nabors Industries, Inc.*                            96,525
     4,800  Occidental Petroleum Corp.                         120,300
     2,700  Repsol SA-ADR                                      114,581
     5,000  Rowan Cos., Inc.*                                  140,938
     1,900  Santa Fe International Corp.*                       64,600
     1,500  Texaco, Inc.                                       163,125
     2,000  Tidewater, Inc.                                     88,000
     2,500  Transocean Offshore, Inc.                          181,563
     3,400  Ultramar Diamond Shamrock Corp.                    110,925
     3,000  Williams Cos., Inc.                                131,250
                                                           -----------
                                                             2,076,481
                                                           -----------

            PERSONAL SERVICES 0.24%
     2,000  Service Corp. International                         65,750
                                                           -----------


BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 1997 (UNAUDITED)

   Number
 of Shares                                                     Value
 ---------                                                     -----
            PRINTING AND PUBLISHING 0.96%
     4,000  Deluxe Corp.                                      $136,500
     1,500  Dun & Bradstreet Corp.                              39,375
     3,700  Harland (John H.) Co.                               84,406
                                                           -----------
                                                               260,281
                                                           -----------

            RAILROADS 0.41%
     3,200  Illinois Central Corp. Series A                    111,800
                                                           -----------

            REAL ESTATE 0.85%
     4,500  Excel Realty Trust, Inc.                           118,688
     2,800  Meditrust Corp.                                    111,475
                                                           -----------
                                                               230,163
                                                           -----------

            RESTAURANTS 0.23%
     1,600  Starbucks Corp.*                                    62,300
                                                           -----------

            RETAIL 2.95%
     4,300  Borders Group, Inc.*                               103,738
     3,875  Consolidated Stores Corp.*                         134,656
     9,700  Filene's Basement Corp.*                            64,263
     6,200  General Nutrition Cos., Inc.*                      173,600
     2,200  Penney (J.C.) Co., Inc.                            114,813
     3,300  Renters Choice, Inc.*                               65,588
     4,300  Wal-Mart Stores, Inc.                              145,394
                                                           -----------
                                                               802,052
                                                           -----------

            SAVINGS AND LOANS 0.13%
       900  Peoples Heritage Financial
            Group, Inc.                                         34,088
                                                           -----------

            SEMICONDUCTORS 0.73%
     1,400  Intel Corp.                                        198,538
                                                           -----------

            STEEL/IRON 0.72%
     1,200  Nucor Corp.                                         68,700
     3,600  USX-US Steel Group, Inc.                           126,225
                                                           -----------
                                                               194,925
                                                           -----------

   Number
 of Shares                                                     Value
 ---------                                                     -----
            TELECOMMUNICATIONS 4.41%
     4,100  ADC Telecommunications, Inc.*                  $   136,838
     3,100  GTE Corp.                                          136,013
     2,200  NYNEX Corp.                                        126,775
     2,000  SBC Communications, Inc.                           123,750
     6,400  Scientific-Atlanta, Inc.                           140,000
     5,800  Southern New England
            Telecommunications Corp.                           225,475
     3,400  Tellabs, Inc.*                                     189,975
     3,200  US West Communications Group                       120,600
                                                           -----------
                                                             1,199,426
                                                           -----------

            TEXTILES 0.45%
     2,300  Springs Industries, Inc., Class A                  121,325
                                                           -----------

            TOBACCO PRODUCTS 0.48%
     1,000  Gallaher Group PLC*                                 18,437
     2,500  Philip Morris Cos., Inc.                           110,937
                                                           -----------
                                                               129,374
                                                           -----------

            TRANSPORTATION 0.84%
     4,500  Alexander & Baldwin, Inc.                          117,563
     1,900  GATX Corp.                                         109,725
                                                           -----------
                                                               227,288
                                                           -----------

            WASTE DISPOSAL 0.36%
     2,500  U.S.A. Waste Services, Inc.*                        96,563
                                                           -----------

            Total Common Stocks
            (cost $13,460,788)                             $17,265,051
                                                           -----------



BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 1997 (UNAUDITED)

 Principal
   Amount                                                      Value
 ---------                                                     -----
            FIXED INCOME BONDS 32.42%

            ASSET-BACKED SECURITIES 3.69%
  $ 75,000  Amresco Residential Securities
            Mortgage Loan Trust,
            8.075%, 4/25/26                                 $   77,963
   150,000  Amresco Residential Securities
            Mortgage Loan Trust,
            7.615%, 3/25/27                                    151,073
   100,000  Amresco Residential Securities
            Mortgage Loan Trust,
            7.05%, 4/25/27                                      99,623
   120,000  Citibank Credit Card Master Trust,
            6.55%, 2/16/04                                     119,358
   125,000  Ford Credit Auto Trust,
            6.50%, 11/15/99                                    125,876
    75,000  Green Tree Financial Corp.,
            6.35%, 12/15/26                                     74,498
   125,000  Olympic Auto Trust,
            6.625%, 12/15/02                                   125,479
   125,000  Premier Auto Trust,
            6.50%, 3/6/00                                      125,446
    50,000  UCFC Home Equity Loan Trust,
            7.825%, 12/15/27                                    51,085
    52,969  Union Federal Savings Bank Trust,
            4.875%, 2/15/00                                     52,588
                                                           -----------
                                                             1,002,989
                                                           -----------
            CORPORATE BONDS 20.19%
   225,000  Associates Corp. of North America,
            7.75%, 2/15/05                                     238,889
   225,000  BarclaysAmerican Corp.,
            7.875%, 8/15/98                                    229,241
   150,000  Bellsouth Capital Funding,
            6.04%, 11/15/26                                    147,621
   200,000  Citicorp, 8.11%, 11/4/04                           213,128
   225,000  Coca-Cola Enterprises, Inc.,
            7.00%, 10/1/26                                     227,403

 Principal
   Amount                                                      Value
 ---------                                                     -----
            CORPORATE BONDS 20.19% (CONT'D.)
  $130,000  Commercial Credit Co.,
            7.875%, 2/1/25                                    $139,030
   120,000  Compania Telecom Chile,
            7.625%, 7/15/06                                    123,259
   100,000  Corporation Andina de Fomento,
            7.10%, 2/1/03                                      100,032
   100,000  El Paso Natural Gas Co.,
            6.75%, 11/15/03                                     98,772
   100,000  General Motors Acceptance Corp.,
            6.75%, 2/7/02                                       99,952
   150,000  General Motors Acceptance Corp.,
            8.875%, 6/1/10                                     173,217
   100,000  Grace (W.R.) & Co.,
            8.00%, 8/15/04                                     104,834
   225,000  Grand Metropolitan Investment PLC,
            7.45%, 4/15/35                                     233,512
   250,000  Heller Financial Corp.,
            9.375%, 3/15/98                                    255,935
   260,000  Household Finance Corp.,
            7.125%, 4/30/99                                    263,388
   220,000  Lehman Brothers, Inc.,
            8.80%, 3/1/15                                      244,704
   120,000  Lockheed Martin Corp.,
            6.85%, 5/15/01                                     120,308
   100,000  Nabisco, Inc.,
            7.55%, 6/15/15                                      98,072
   150,000  NationsBank Corp.,
            8.57%, 11/15/24                                    172,009
   175,000  New Jersey Bell Telephone Co.,
            7.85%, 11/15/29                                    192,965
    60,000  Norfolk Southern Corp.,
            6.95%, 5/1/02                                       60,430
   250,000  Pacific Gas & Electric Co.,
            7.67%, 12/15/98                                    255,250
   115,000  Rodamco NV,
            7.30%, 5/15/05                                     117,247


BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 1997 (UNAUDITED)

 Principal
   Amount                                                      Value
 ---------                                                     -----
            CORPORATE BONDS 20.19% (CONT'D.)
  $150,000  Rollins Truck Leasing Corp.,
            7.00%, 3/15/01                                  $  150,800
   100,000  Salomon, Inc.,
            7.30%, 5/15/02                                     100,880
   175,000  Southern California Edison Co.,
            5.60%, 12/15/98                                    173,653
   130,000  Tenneco, Inc.,
            8.075%, 10/1/02                                    135,966
   130,000  Union Pacific Resources,
            7.00%, 10/15/06                                    129,455
   120,000  U.S. West Capital Funding, Inc.,
            6.85%, 1/15/02                                     120,272
   250,000  Virginia Electric & Power Co.,
            9.30%, 6/9/99                                      263,060
   250,000  Wal-Mart Stores,
            6.125%, 10/1/99                                    249,068
   250,000  WMX Technologies, Inc.,
            7.10%, 8/1/26                                      253,415
                                                           -----------
                                                             5,485,767
                                                           -----------

            U.S. GOVERNMENT AGENCIES 5.62%
   100,000  FHLMC, Series 1563, Class E,
            4.75%, 3/15/06                                      96,741
   250,000  FHLMC, Series 1576, Class PH,
            6.00%, 1/15/08                                     239,818
   269,451  FHLMC, Pool 555316,
            9.00%, 6/1/19                                      284,861
    75,000  FHLMC, Series 1577, Class PH,
            6.30%, 3/15/23                                      72,586
    79,038  FNMA, Pool 50361,
            9.00%, 11/1/05                                      82,323
    50,000  FNMA, Series 1993-191, Class PH,
            6.00%, 5/25/08                                      48,038
   175,000  FNMA, Series 1996-21, Class PG,
            6.00%, 2/25/10                                     168,187
   250,000  FNMA, Series 1994-59, Class PE,
            5.00%, 3/25/22                                     238,590

 Principal
   Amount                                                      Value
 ---------                                                     -----
            U.S. GOVERNMENT AGENCIES 5.62% (CONT'D.)
  $  5,968  GNMA, Pool 031096,
            9.50%, 6/15/09                                  $    6,440
   144,118  Guaranteed Export Certificates,
            6.28%, 6/15/04                                     142,218
   150,000  Tennessee Valley Authority,
            6.235%, 7/15/45                                    148,761
                                                           -----------
                                                             1,528,563
                                                           -----------

            U.S. TREASURY OBLIGATIONS 2.92%
   185,000  U.S. Treasury Bond,
            8.875%, 8/15/17                                    225,324
    25,000  U.S. Treasury Bond,
            8.125%, 5/15/21                                     28,620
   250,000  U.S. Treasury Note,
            7.125%, 2/29/00                                    255,490
   100,000  U.S. Treasury Note,
            7.00%, 7/15/06                                     102,891
   965,000  U.S. Treasury Strips, 11/15/21                     180,407
                                                           -----------
                                                               792,732
                                                           -----------

            Total Fixed Income Bonds
            (cost $8,713,380)                                8,810,051
                                                           -----------
            REPURCHASE AGREEMENTS 1.84%

   500,000  UMB Bank, n.a., 5.30%, dated
            6/30/97, repurchase price $500,074,
            maturing 7/1/97 (collateralized by
            U.S. Treasury Notes, 8.25%, 7/15/98)               500,000
                                                           -----------

            Total Repurchase Agreements
            (cost $500,000)                                    500,000
                                                           -----------



BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 1997 (UNAUDITED)

 Principal
   Amount                                                      Value
 ---------                                                     -----
            SHORT-TERM INVESTMENTS 2.09%

  $569,025  UMB Bank, n.a., Money Market
            Fiduciary                                      $   569,025
                                                           -----------

            Total Short-term Investments
            (cost $569,025)                                    569,025
                                                           -----------

            Total Investments 99.89%
            (cost $23,243,193)                              27,144,127

            Other assets
            less liabilities 0.11%                              29,759
                                                           -----------

            NET ASSETS 100.00%                             $27,173,886
                                                           ===========

            *Non-income producing security

            See notes to financial statements.




NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997
(UNAUDITED)

1. ORGANIZATION
The Aquinas Funds, Inc. was incorporated on October 20, 1993 as a Maryland Corporation and is registered as a diversified open-end management investment company under the Investment Company Act of 1940. The Fixed Income, Equity Income, Equity Growth and Balanced Funds (the "Funds") are separate, diversified portfolios of The Aquinas Funds, Inc. The Funds are managed by Aquinas Investment Advisers, Inc. (the "Adviser") and commenced operations on January 3, 1994.

Costs incurred with the organization, initial registration and public offering of shares aggregating $12,959 for each of the Fixed Income, Equity Income, Equity Growth and Balanced Funds have been paid by the Funds. These costs were deferred and are being amortized over a period of not more than five years from the Funds' commencement of operations. The proceeds of any redemption of the initial shares by the original shareholder or any transferee will be reduced by a pro rata portion of any then unamortized deferred organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.
a) Investment Valuation - Securities traded over-the-counter or on a national securities exchange are valued on the basis of market value in their principal and most representative market. Securities where the principal and most representative market is a national securities exchange are valued at the latest reported sale price on such exchange. Exchange-traded securities for which there were no transactions are valued at the latest reported bid price. Securities traded on only over-the-counter markets are valued at the latest bid prices. Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service. Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates value. Securities for which quotations are not readily available and other assets are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Directors.

b) Delayed Delivery Transactions - The Funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

c) Federal Income Taxes - No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intend to continue to so comply in future years. As of December 31, 1996, the Fixed Income Fund had a federal income tax capital loss carryforward of $373,400 expiring in 2002. To the extent the Fixed Income Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryforward.

d) Distributions to Shareholders - All of the Funds except the Fixed Income
Fund pay dividends of net investment income quarterly. The Fixed Income Fund pays dividends of net investment income monthly. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, at June 30, 1997, reclassifications were recorded to increase (decrease) undistributed net investment income by $(6,093), $2,321, $76,798, and $(887); increase (decrease) accumulated net realized gain on investments by $8,593, $79, $(76,100), and $1,604; and decrease paid-in capital in excess of par by $2,500, $2,400, $698 and $717 for the Fixed Income, Equity Income, Equity Growth and Balanced Funds, respectively.

e) Expenses - Each Fund is charged for those expenses that are directly attributable to it, such as investment advisory and custody fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

f) Other - Investment transactions are accounted for on the trade date plus one. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Premiums and discounts on securities purchased are amortized using the level yield maturity method.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Each of the Funds has entered into an agreement with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Funds will pay the Adviser a fee, computed daily and payable monthly, at the annual rate of the following percentages of average daily net assets: 0.60% for the Fixed Income Fund; and 1.00% for the Equity Income, Equity Growth and Balanced Funds.

The Adviser voluntarily agreed to waive its management fee to the extent that total annual operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 1.00% of the average daily net assets of the Fixed Income Fund and 1.50% of the average daily net assets of the Equity Income, Equity Growth and Balanced Funds, respectively, computed on a daily basis. For the six months ended June 30, 1997, fees of $8,773 and $1,548 were waived by the Adviser in the Fixed Income and Equity Growth Funds, respectively.

Sunstone Financial Group, Inc. (the "Administrator") may periodically volunteer to waive all or a portion of its administrative fee with respect to one or more of the Funds. These waivers may be terminated at any time at the Administrator's discretion. The Administrator may not seek reimbursement of such voluntarily reduced fees at a later date. The reduction of such fee will cause the yield of that Fund to be higher than it would be in the absence of such reduction. For the six months ended June 30, 1997, administrative fees of $7,117 were waived in the Balanced Fund.

4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of the Funds for the six months ended June 30, 1997, were as follows:

                         Fixed Income  Equity Income  Equity Growth  Balanced
                             Fund           Fund           Fund        Fund
                             ----           ----           ----        ----
 Shares sold                458,083       292,187        293,857      85,862
 Shares issued to
   holders in
   reinvestment of
   distributions             84,573        18,345             --      14,730
 Shares redeemed          (319,775)     (288,013)       (73,526)   (464,403)
                          ---------     ---------      ---------   ---------
   Net Increase
   (Decrease)               222,881        22,519        220,331   (363,811)
                          =========     =========      =========   =========

Transactions in shares of the Funds for the year ended December 31, 1996, were as follows:

                         Fixed Income  Equity Income  Equity Growth  Balanced
                             Fund           Fund           Fund        Fund
                             ----           ----           ----        ----
 Shares sold                483,744       641,027        353,769     193,954
 Shares issued to
   holders in
   reinvestment of
   distributions            185,223       275,606        162,226     240,268
 Shares redeemed          (412,722)     (387,771)      (148,566)   (288,492)
                          ---------     ---------      ---------   ---------
   Net Increase             256,245       528,862        367,429     145,730
                          =========     =========      =========   =========

5. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended June 30, 1997, were as follows:

                         Fixed Income  Equity Income  Equity Growth  Balanced
                             Fund           Fund           Fund        Fund
                             ----           ----           ----        ----
 Purchases
   U.S. Government      $ 9,063,163            --             -- $ 2,954,266
   Other                 10,668,670   $16,233,269    $14,079,266  10,455,039
 Sales
   U.S. Government        9,740,404            --             --   4,457,831
   Other                  6,826,366    14,907,936     12,110,381  13,252,496

At June 30, 1997, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes of $38,679,894, $47,234,829, $22,848,464 and $23,262,900 were as follows:

                         Fixed Income  Equity Income  Equity Growth  Balanced
                             Fund           Fund           Fund        Fund
                             ----           ----           ----        ----
 Appreciation              $502,302   $14,762,751     $6,536,853  $4,026,484
 (Depreciation)           (196,938)     (281,177)      (201,787)   (145,257)
                         ----------    ----------     ----------  ----------
   Net Appreciation
      on Investments       $305,364   $14,481,574     $6,335,066  $3,881,227
                         ==========    ==========     ==========  ==========



(LOGO)
THE AQUINAS FUNDS, INC.
P.O. Box 419533
Kansas City, MO 64141-6533
Telephone: 1-800-423-6369

This report is submitted for the general information of shareholders of The Aquinas Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds. The Prospectus includes more complete information about management fees and expenses. Please read the Prospectus carefully.